Deposits - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Deposit in excess of Rs. 100000 INR	Mar. 31, 2013 Deposit in excess of Rs. 100000 INR
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	$ 22,125.9	1,327,554.2	1,230,190.8
Time deposits	$ 33,763.8	2,025,828.4	1,556,162.2	1,872,806.1	1,442,585.6